11007198

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

April 21, 2011

Received SEC
APR 2 1 2011
Washington, DC 20549

CERT NYS
001-11954

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VORNADO REALTY TRUST, 6.875% Series J Cumulative Redeemable Preferred Shares of Beneficial Interest, liquidation preference $25.00 per share, no par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 21, 2011. Tentative listing date – April 26, 2011.

Sincerely,